Summary of Significant Accounting Policies (Details) - Schedule of reclassifications of previously issued financial statements - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	$ 7,489,884	$ 1,809,612	$ 14,671,468	$ 4,735,912	$ 7,198,859
Cost of services (content, hosting, and other)
General and administrative	2,545,408	646,537	5,577,028	1,237,264	3,036,157
Sales and marketing	6,547,045	713,155	9,626,375	1,408,477	3,524,615
Amortization and depreciation	257,394	17,541	625,369	45,279	249,737
Interest income (expense), net	210,548		231,999
Income tax (expense) recovery	3,588		(18,811)
Scenario, Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	(7,489,884)	(1,809,612)	(14,671,468)	(4,735,912)	(7,198,859)
Cost of services (content, hosting, and other)	12,287,183	1,973,342	20,213,175	4,899,642	7,805,474
General and administrative	141,220	12,847	405,265	37,871	95,322
Sales and marketing	(5,093,921)	(184,726)	(6,225,231)	(184,726)	(606,615)
Amortization and depreciation	152,994	8,149	299,605	(16,875)	(95,322)
Interest income (expense), net	1,180		2,535
Income tax (expense) recovery	(3,588)		18,811
Revision of Prior Period, Reclassification, Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues
Cost of services (content, hosting, and other)	12,287,183	1,973,342	20,213,175	4,899,642	7,805,474
General and administrative	2,686,628	659,384	5,982,293	1,275,135	3,131,479
Sales and marketing	1,453,124	528,429	3,401,144	1,223,751	2,918,000
Amortization and depreciation	410,388	$ 25,690	924,974	$ 28,404	$ 154,415
Interest income (expense), net	211,728		234,534
Income tax (expense) recovery